Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Entity Registrant Name	ESTRE AMBIENTAL, INC.
Entity Central Index Key	0001716586
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	45,636,732
Class B Shares [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	5,550,000